UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

ClearBridge Emerging Markets Fund
Class A [MACEX]	Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about ClearBridge Emerging Markets Fund for the period  October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$68	1.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$336,702,631
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Emerging Markets Fund	PAGE 1	7281-STSR-0526

ClearBridge Emerging Markets Fund
Class C [MCECX]	Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about ClearBridge Emerging Markets Fund for the period  October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$102	1.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$336,702,631
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Emerging Markets Fund	PAGE 1	7282-STSR-0526

ClearBridge Emerging Markets Fund
Class FI [MEFIX]	Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about ClearBridge Emerging Markets Fund for the period  October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$63	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$336,702,631
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Emerging Markets Fund	PAGE 1	7170-STSR-0526

ClearBridge Emerging Markets Fund
Class I [MCEIX]	Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about ClearBridge Emerging Markets Fund for the period  October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$50	0.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$336,702,631
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Emerging Markets Fund	PAGE 1	7171-STSR-0526

ClearBridge Emerging Markets Fund
Class IS [MCEMX]	Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about ClearBridge Emerging Markets Fund for the period  October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$45	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$336,702,631
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Emerging Markets Fund	PAGE 1	7172-STSR-0526

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
Emerging Markets Fund
Financial Statements and Other Important Information
Semi-Annual  | March 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
March 31, 2026
 ClearBridge Emerging Markets Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.6%
Communication Services — 7.1%
Interactive Media & Services — 6.4%
Tencent Holdings Ltd.	342,508	$21,602,795
Wireless Telecommunication Services — 0.7%
Etihad Etisalat Co.	142,851	2,487,709

Total Communication Services		24,090,504
Consumer Discretionary — 10.5%
Automobile Components — 0.6%
Minth Group Ltd.	500,763	2,091,962
Automobiles — 2.3%
BYD Co. Ltd., Class H Shares	263,741	3,605,692
Mahindra & Mahindra Ltd.	132,690	4,162,030
Total Automobiles		7,767,722
Broadline Retail — 4.6%
Alibaba Group Holding Ltd.	309,040	4,844,044
Alibaba Group Holding Ltd., ADR	51,620	6,476,245
JD.com Inc., ADR	48,893	1,445,766
JD.com Inc., Class A Shares	37,371	550,868
MercadoLibre Inc.	1,251	2,163,004 *
Total Broadline Retail		15,479,927
Hotels, Restaurants & Leisure — 1.1%
MakeMyTrip Ltd.	18,190	678,305 *
Trip.com Group Ltd., ADR	64,960	3,234,359
Total Hotels, Restaurants & Leisure		3,912,664
Textiles, Apparel & Luxury Goods — 1.9%
Titan Co. Ltd.	150,278	6,312,083

Total Consumer Discretionary		35,564,358
Consumer Staples — 3.8%
Beverages — 0.8%
Eastroc Beverage Group Co. Ltd., Class A Shares	78,124	2,321,374
Eastroc Beverage Group Co. Ltd., Class H Shares	12,934	332,867 *
Total Beverages		2,654,241
Consumer Staples Distribution & Retail — 3.0%
Clicks Group Ltd.	120,951	2,069,024
Dino Polska SA	186,880	1,688,933 *(a)
Raia Drogasil SA	825,743	3,733,487
Wal-Mart de Mexico SAB de CV	796,833	2,598,166
Total Consumer Staples Distribution & Retail		10,089,610

Total Consumer Staples		12,743,851
See Notes to Financial Statements.
ClearBridge Emerging Markets Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 ClearBridge Emerging Markets Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Energy — 1.8%
Oil, Gas & Consumable Fuels — 1.8%
Reliance Industries Ltd.	420,883	$6,052,956

Financials — 21.3%
Banks — 18.5%
Al Rajhi Bank	177,289	5,053,926
Bank Central Asia Tbk PT	6,493,156	2,508,183
Capitec Bank Holdings Ltd.	29,310	7,201,295
China Merchants Bank Co. Ltd., Class H Shares	1,044,981	6,640,045
Grupo Financiero Banorte SAB de CV, Class O Shares	395,536	4,379,740
HDFC Bank Ltd., ADR	314,606	7,827,397
ICICI Bank Ltd., ADR	277,290	7,181,811
Inter & Co. Inc., Class A Shares	170,518	1,357,323
Kotak Mahindra Bank Ltd.	886,586	3,337,414
NU Holdings Ltd., Class A Shares	279,631	4,018,297 *
Powszechna Kasa Oszczednosci Bank Polski SA	160,448	3,795,236
Shinhan Financial Group Co. Ltd.	150,562	8,973,700
Total Banks		62,274,367
Insurance — 2.8%
AIA Group Ltd.	444,120	4,934,763
Ping An Insurance Group Co. of China Ltd., Class H Shares	596,777	4,588,746
Total Insurance		9,523,509

Total Financials		71,797,876
Health Care — 2.7%
Health Care Providers & Services — 2.7%
Apollo Hospitals Enterprise Ltd.	72,193	5,703,389
Dr Sulaiman Al Habib Medical Services Group Co.	49,340	3,390,667

Total Health Care		9,094,056
Industrials — 10.2%
Electrical Equipment — 7.1%
Contemporary Amperex Technology Co. Ltd., Class A Shares	121,832	7,208,320
Harbin Electric Co. Ltd., Class H Shares	525,860	1,420,238
HD Hyundai Electric Co. Ltd.	7,026	3,981,551
Sieyuan Electric Co. Ltd., Class A Shares	238,451	7,052,434
WEG SA	429,151	4,218,726
Total Electrical Equipment		23,881,269
Ground Transportation — 1.2%
Localiza Rent a Car SA	426,463	3,872,857
Machinery — 1.9%
Samsung Heavy Industries Co. Ltd.	187,215	3,137,179 *
See Notes to Financial Statements.

ClearBridge Emerging Markets Fund 2026 Semi-Annual Report

 ClearBridge Emerging Markets Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Machinery — continued
	Shenzhen Inovance Technology Co. Ltd., Class A Shares	345,047	$3,380,233
Total Machinery			6,517,412

Total Industrials			34,271,538
Information Technology — 38.0%
Electronic Equipment, Instruments & Components — 3.0%
	Delta Electronics Inc.	226,282	10,203,139
IT Services — 1.4%
	EPAM Systems Inc.	10,870	1,471,798 *
	Globant SA	24,966	1,151,182 *
	Tata Consultancy Services Ltd.	79,815	2,009,795
Total IT Services			4,632,775
Semiconductors & Semiconductor Equipment — 23.7%
	MediaTek Inc.	82,966	3,979,479
	SK hynix Inc.	32,710	18,558,513
	Taiwan Semiconductor Manufacturing Co. Ltd.	859,831	49,727,917
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	22,513	7,608,268
Total Semiconductors & Semiconductor Equipment			79,874,177
Technology Hardware, Storage & Peripherals — 9.9%
	Quanta Computer Inc.	454,141	4,086,795
	Samsung Electronics Co. Ltd.	248,226	29,032,859
Total Technology Hardware, Storage & Peripherals			33,119,654

Total Information Technology			127,829,745
Materials — 4.2%
Construction Materials — 1.0%
	UltraTech Cement Ltd.	29,031	3,315,891
Metals & Mining — 3.2%
	Antofagasta PLC	116,718	5,234,158
	Gold Fields Ltd.	119,871	5,508,321
Total Metals & Mining			10,742,479

Total Materials			14,058,370
Total Common Stocks (Cost — $227,796,853)			335,503,254
	Rate
Preferred Stocks — 0.1%
Industrials — 0.1%
Ground Transportation — 0.1%
Localiza Rent a Car SA (Cost — $161,562)	0.959%	20,455	177,348 (b)
Total Investments before Short-Term Investments (Cost — $227,958,415)			335,680,602
See Notes to Financial Statements.
ClearBridge Emerging Markets Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 ClearBridge Emerging Markets Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Short-Term Investments — 0.6%
Western Asset Institutional U.S. Treasury Reserves, Institutional Shares (Cost — $2,004,541)	3.536%	2,004,541	$2,004,541 (c)(d)
Total Investments — 100.3% (Cost — $229,962,956)			337,685,143
Liabilities in Excess of Other Assets — (0.3)%			(982,512)
Total Net Assets — 100.0%			$336,702,631

*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The rate shown represents the yield as of March 31, 2026.
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated
Companies was $2,004,541 and the cost was $2,004,541 (Note 8).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts

Summary of Investments by Country#
China	22.7%
Taiwan	22.4
South Korea	18.9
India	13.8
Brazil	5.8
South Africa	4.4
Saudi Arabia	3.2
Mexico	2.1
Poland	1.6
Chile	1.5
Hong Kong	1.5
United States	0.8
Indonesia	0.7
Short-Term Investments	0.6
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
See Notes to Financial Statements.

ClearBridge Emerging Markets Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
March 31, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $227,958,415)	$335,680,602
Investments in affiliated securities, at value (Cost — $2,004,541)	2,004,541
Cash	100,294
Dividends receivable from unaffiliated investments	626,770
Receivable for Fund shares sold	83,290
Dividends receivable from affiliated investments	9,831
Prepaid expenses	47,384
Total Assets	338,552,712
Liabilities:
Accrued foreign capital gains tax	1,046,793
Payable for Fund shares repurchased	234,780
Investment management fee payable	216,662
Custody fees payable	126,856
Transfer agent fees payable	114,446
Service and/or distribution fees payable	4,264
Accrued expenses	106,280
Total Liabilities	1,850,081
Total Net Assets	$336,702,631
Net Assets:
Par value (Note 7)	$193
Paid-in capital in excess of par value	367,976,259
Total distributable earnings (loss)	(31,273,821)
Total Net Assets	$336,702,631
See Notes to Financial Statements.
ClearBridge Emerging Markets Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
March 31, 2026
Net Assets:
Class A	$10,908,100
Class C	$1,927,965
Class FI	$612,775
Class I	$272,412,439
Class IS	$50,841,352
Shares Outstanding:
Class A	633,041
Class C	115,036
Class FI	35,313
Class I	15,641,707
Class IS	2,909,269
Net Asset Value:
Class A (and redemption price)	$17.23
Class C*	$16.76
Class FI (and redemption price)	$17.35
Class I (and redemption price)	$17.42
Class IS (and redemption price)	$17.48
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$18.23

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

ClearBridge Emerging Markets Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended March 31, 2026

Investment Income:
Dividends from unaffiliated investments	$2,082,274
Dividends from affiliated investments	82,412
Less: Foreign taxes withheld	(287,135)
Total Investment Income	1,877,551
Expenses:
Investment management fee (Note 2)	1,222,681
Transfer agent fees (Notes 2 and 5)	157,594
Custody fees	57,873
Fund accounting fees	44,319
Registration fees	42,562
Shareholder reports	41,170
Service and/or distribution fees (Notes 2 and 5)	23,584
Audit and tax fees	23,486
Legal fees	22,730
Trustees’ fees	7,772
Commitment fees (Note 9)	1,216
Insurance	1,177
Excise tax (Note 1)	700
Fees recaptured by investment manager (Note 2)	622
Miscellaneous expenses	24,663
Total Expenses	1,672,149
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(116,873)
Net Expenses	1,555,276
Net Investment Income	322,275
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	8,371,389 †
Foreign currency transactions	(57,734)
Net Realized Gain	8,313,655
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	20,907,564 ‡
Foreign currencies	(12,170)
Change in Net Unrealized Appreciation (Depreciation)	20,895,394
Net Gain on Investments and Foreign Currency Transactions	29,209,049
Increase in Net Assets From Operations	$29,531,324

†	Net of foreign capital gains tax of $8,037.
‡	Net of change in accrued foreign capital gains tax of $(807,255).
See Notes to Financial Statements.
ClearBridge Emerging Markets Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2026 (unaudited) and the Year Ended September 30, 2025	2026	2025
Operations:
Net investment income	$322,275	$2,408,259
Net realized gain	8,313,655	52,787,383
Change in net unrealized appreciation (depreciation)	20,895,394	(13,061,439)
Increase in Net Assets From Operations	29,531,324	42,134,203
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,600,016)	(2,450,036)
Decrease in Net Assets From Distributions to Shareholders	(1,600,016)	(2,450,036)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	61,074,208	88,494,458
Reinvestment of distributions	1,289,803	1,959,546
Cost of shares repurchased	(47,491,411)	(301,498,204)
Increase (Decrease) in Net Assets From Fund Share Transactions	14,872,600	(211,044,200)
Increase (Decrease) in Net Assets	42,803,908	(171,360,033)
Net Assets:
Beginning of period	293,898,723	465,258,756
End of period	$336,702,631	$293,898,723
See Notes to Financial Statements.

ClearBridge Emerging Markets Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.69	$13.43	$11.38	$10.47	$16.10	$13.86
Income (loss) from operations:
Net investment income (loss)	(0.01)	0.06	0.08	0.12	0.07	0.03
Net realized and unrealized gain (loss)	1.59	2.23	2.09	0.84	(5.69)	2.26
Total income (loss) from operations	1.58	2.29	2.17	0.96	(5.62)	2.29
Less distributions from:
Net investment income	(0.04)	(0.03)	(0.12)	(0.05)	(0.01)	(0.05)
Total distributions	(0.04)	(0.03)	(0.12)	(0.05)	(0.01)	(0.05)
Net asset value, end of period	$17.23	$15.69	$13.43	$11.38	$10.47	$16.10
Total return[3]	10.08%	17.06%	19.20%	9.08%	(34.88)%	16.55%
Net assets, end of period (000s)	$10,908	$8,696	$8,087	$5,812	$5,894	$3,497
Ratios to average net assets:
Gross expenses	1.36%[4,5]	1.45%	1.36%	1.26%[5]	1.23%	1.22%
Net expenses[6]	1.30 [4,5,7]	1.31 [7]	1.30 [7]	1.26 [5]	1.23 [7]	1.21 [7]
Net investment income (loss)	(0.14)[4]	0.43	0.62	0.98	0.54	0.16
Portfolio turnover rate	11%	25%	19%	17%	25%	23%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2026 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.30%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
ClearBridge Emerging Markets Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.27	$13.12	$11.12	$10.25	$15.87	$13.72
Income (loss) from operations:
Net investment income (loss)	(0.07)	(0.04)	(0.03)	0.04	(0.03)	(0.10)
Net realized and unrealized gain (loss)	1.56	2.19	2.07	0.83	(5.59)	2.25
Total income (loss) from operations	1.49	2.15	2.04	0.87	(5.62)	2.15
Less distributions from:
Net investment income	—	—	(0.04)	—	—	—
Total distributions	—	—	(0.04)	—	—	—
Net asset value, end of period	$16.76	$15.27	$13.12	$11.12	$10.25	$15.87
Total return[3]	9.76%	16.39%	18.36%	8.49%	(35.37)%	15.60%
Net assets, end of period (000s)	$1,928	$1,958	$2,523	$6,439	$3,028	$3,792
Ratios to average net assets:
Gross expenses	2.01%[4]	1.98%	1.93%	1.90%[5]	1.96%	1.97%
Net expenses[6]	1.95 [4,7]	1.92 [7]	1.93 [7]	1.90 [5]	1.96 [7]	1.97 [7]
Net investment income (loss)	(0.82)[4]	(0.28)	(0.29)	0.37	(0.19)	(0.61)
Portfolio turnover rate	11%	25%	19%	17%	25%	23%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2026 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

ClearBridge Emerging Markets Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class FI Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.80	$13.53	$11.44	$10.50	$16.13	$13.88
Income (loss) from operations:
Net investment income (loss)	(0.00)[3]	0.07	0.08	0.09	0.07	0.01
Net realized and unrealized gain (loss)	1.60	2.24	2.12	0.88	(5.70)	2.27
Total income (loss) from operations	1.60	2.31	2.20	0.97	(5.63)	2.28
Less distributions from:
Net investment income	(0.05)	(0.04)	(0.11)	(0.03)	—	(0.03)
Total distributions	(0.05)	(0.04)	(0.11)	(0.03)	—	(0.03)
Net asset value, end of period	$17.35	$15.80	$13.53	$11.44	$10.50	$16.13
Total return[4]	10.19%	17.18%	19.33%	9.20%	(34.90)%	16.44%
Net assets, end of period (000s)	$613	$486	$447	$561	$949	$2,220
Ratios to average net assets:
Gross expenses	1.26%[5]	1.30%	1.18%	1.22%[6]	1.27%	1.27%[6]
Net expenses[7]	1.20 [5,8]	1.23 [8]	1.18 [8]	1.22 [6]	1.27 [8]	1.26 [6,8]
Net investment income (loss)	(0.06)[5]	0.52	0.64	0.79	0.48	0.07
Portfolio turnover rate	11%	25%	19%	17%	25%	23%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
ClearBridge Emerging Markets Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.88	$13.59	$11.51	$10.57	$16.23	$13.96
Income (loss) from operations:
Net investment income	0.02	0.09	0.11	0.15	0.12	0.07
Net realized and unrealized gain (loss)	1.61	2.28	2.12	0.86	(5.75)	2.29
Total income (loss) from operations	1.63	2.37	2.23	1.01	(5.63)	2.36
Less distributions from:
Net investment income	(0.09)	(0.08)	(0.15)	(0.07)	(0.03)	(0.09)
Total distributions	(0.09)	(0.08)	(0.15)	(0.07)	(0.03)	(0.09)
Net asset value, end of period	$17.42	$15.88	$13.59	$11.51	$10.57	$16.23
Total return[3]	10.29%	17.53%	19.56%	9.47%	(34.69)%	16.88%
Net assets, end of period (millions)	$272	$260	$319	$427	$358	$365
Ratios to average net assets:
Gross expenses	1.02%[4]	1.03%	0.94%	0.95%[5]	0.96%	0.95%[5]
Net expenses[6]	0.95 [4,7]	0.96 [7]	0.94 [7]	0.95 [5]	0.95 [7]	0.95 [5,7]
Net investment income	0.19 [4]	0.68	0.89	1.23	0.84	0.43
Portfolio turnover rate	11%	25%	19%	17%	25%	23%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

ClearBridge Emerging Markets Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.94	$13.65	$11.56	$10.62	$16.29	$14.01
Income (loss) from operations:
Net investment income	0.03	0.10	0.13	0.16	0.13	0.08
Net realized and unrealized gain (loss)	1.61	2.28	2.13	0.86	(5.76)	2.29
Total income (loss) from operations	1.64	2.38	2.26	1.02	(5.63)	2.37
Less distributions from:
Net investment income	(0.10)	(0.09)	(0.17)	(0.08)	(0.04)	(0.09)
Total distributions	(0.10)	(0.09)	(0.17)	(0.08)	(0.04)	(0.09)
Net asset value, end of period	$17.48	$15.94	$13.65	$11.56	$10.62	$16.29
Total return[3]	10.37%	17.57%	19.78%	9.62%	(34.66)%	16.94%
Net assets, end of period (000s)	$50,841	$22,506	$135,190	$159,517	$154,606	$228,030
Ratios to average net assets:
Gross expenses	0.91%[4]	0.93%	0.83%	0.82%[5]	0.85%[5]	0.86%
Net expenses[6]	0.85 [4,7]	0.86 [7]	0.83 [7]	0.82 [5]	0.85 [5,7]	0.85 [7]
Net investment income	0.38 [4]	0.71	1.06	1.29	0.90	0.44
Portfolio turnover rate	11%	25%	19%	17%	25%	23%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.85%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
ClearBridge Emerging Markets Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
ClearBridge Emerging Markets Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations,

ClearBridge Emerging Markets Fund 2026 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
ClearBridge Emerging Markets Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$13,997,679	$21,566,679	—	$35,564,358
Consumer Staples	11,054,918	1,688,933	—	12,743,851
Financials	24,764,568	47,033,308	—	71,797,876
Industrials	8,091,583	26,179,955	—	34,271,538
Information Technology	10,231,248	117,598,497	—	127,829,745
Other Common Stocks	—	53,295,886	—	53,295,886
Preferred Stocks	177,348	—	—	177,348
Total Long-Term Investments	68,317,344	267,363,258	—	335,680,602
Short-Term Investments†	2,004,541	—	—	2,004,541
Total Investments	$70,321,885	$267,363,258	—	$337,685,143

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

ClearBridge Emerging Markets Fund 2026 Semi-Annual Report

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(g) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended,
ClearBridge Emerging Markets Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. During the year, the Fund paid $700 of federal excise taxes attributable to calendar year 2025.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of March 31, 2026, there were $1,046,793 of capital gains tax liabilities accrued on unrealized gains.
(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and ClearBridge Investment Management Limited  is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge Investment Management Limited and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
On September 30, 2025 (the “Effective Date”), in connection with the cessation of operations of Martin Currie Inc. (“MCI”), the Fund’s subadviser, MCI transferred its rights and obligations under an existing subadvisory agreement between MCI and FTFA, to its affiliate, Martin Currie Investment Management Limited (“MCIM”), and MCIM became a subadviser to the Fund. MCIM is an indirect, wholly-owned subsidiaries of Franklin Resources. As of the Effective Date, MCIM was renamed ClearBridge Investment Management Limited (“CIML”).
The transfer did not result in any change in the nature or amount of services provided under the subadvisory agreement. In addition, the transfer did not result in any change to the manner in which the Fund’s portfolio is managed. The Fund’s current portfolio managers will continue to manage the Fund.

ClearBridge Emerging Markets Fund 2026 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.700
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays CIML a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.30%, 2.05%, 1.30%, 0.95% and 0.85%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended March 31, 2026, fees waived and/or expenses reimbursed amounted to $116,873, which included an affiliated money market fund waiver of $3,638.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
ClearBridge Emerging Markets Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Pursuant to these arrangements, at March 31, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires September 30, 2026	—	—	—	—	—
Expires September 30, 2027	$3,504	—	—	—	—
Expires September 30, 2028	9,591	$1,299	$284	$176,565	$64,062
Expires September 30, 2029	2,980	616	164	97,884	11,591
Total fee waivers/expense reimbursements subject to recapture	$16,075	$1,915	$448	$274,449	$75,653
For the six months ended March 31, 2026, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

Class A
FTFA recaptured	$622
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended March 31, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $3,476 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended March 31, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$1,523
CDSCs	—
Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected

ClearBridge Emerging Markets Fund 2026 Semi-Annual Report

one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$50,243,327
Sales	36,437,713
At March 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$243,327,984	$123,755,740	$(29,398,581)	$94,357,159
4. Derivative instruments and hedging activities
During the six months ended March 31, 2026, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended March 31, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$12,551	$9,162
Class C	10,345	1,019
Class FI	688	270
Class I	—	146,505
Class IS	—	638
Total	$23,584	$157,594
ClearBridge Emerging Markets Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For the six months ended March 31, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$3,093
Class C	639
Class FI	170
Class I	100,926
Class IS	12,045
Total	$116,873
6. Distributions to shareholders by class

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
Net Investment Income:
Class A	$21,942	$13,946
Class C	—	—
Class FI	1,390	1,397
Class I	1,380,783	1,654,958
Class IS	195,901	779,735
Total	$1,600,016	$2,450,036
7. Shares of beneficial interest
At March 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	207,749	$3,644,247	242,421	$3,255,039
Shares issued on reinvestment	1,164	18,712	920	12,061
Shares repurchased	(130,106)	(2,268,822)	(291,361)	(3,886,876)
Net increase (decrease)	78,807	$1,394,137	(48,020)	$(619,776)
Class C
Shares sold	14,251	$245,966	33,876	$433,561
Shares issued on reinvestment	—	—	—	—
Shares repurchased	(27,407)	(462,416)	(97,907)	(1,225,741)
Net decrease	(13,156)	$(216,450)	(64,031)	$(792,180)

ClearBridge Emerging Markets Fund 2026 Semi-Annual Report

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class FI
Shares sold	6,289	$113,001	6	$73
Shares issued on reinvestment	85	1,371	106	1,378
Shares repurchased	(1,814)	(31,399)	(2,385)	(31,838)
Net increase (decrease)	4,560	$82,973	(2,273)	$(30,387)
Class I
Shares sold	1,422,410	$25,016,696	5,548,840	$75,181,906
Shares issued on reinvestment	74,791	1,214,605	102,244	1,326,323
Shares repurchased	(2,246,874)	(39,071,049)	(12,725,674)	(167,738,475)
Net decrease	(749,673)	$(12,839,748)	(7,074,590)	$(91,230,246)
Class IS
Shares sold	1,821,381	$32,054,298	728,349	$9,623,879
Shares issued on reinvestment	3,383	55,115	47,742	619,784
Shares repurchased	(327,464)	(5,657,725)	(9,268,392)	(128,615,274)
Net increase (decrease)	1,497,300	$26,451,688	(8,492,301)	$(118,371,611)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended March 31, 2026. The following transactions were effected in such company for the six months ended March 31, 2026.

	Affiliate Value at September 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Institutional U.S. Treasury Reserves, Institutional Shares	$1,501,586	$47,943,618	47,943,618	$47,440,663	47,440,663

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Western Asset Institutional U.S. Treasury Reserves, Institutional Shares	—	$82,412	—	$2,004,541
ClearBridge Emerging Markets Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended March 31, 2026.
10. Deferred capital losses
As of September 30, 2025, the Fund had deferred capital losses of $133,165,958, which have no expiration date, that will be available to offset future taxable capital gains.
11. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

ClearBridge Emerging Markets Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
ClearBridge Emerging Markets Fund

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ClearBridge
Emerging Markets Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
ClearBridge Investment Management Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
ClearBridge Emerging Markets Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
ClearBridge Emerging Markets Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge Emerging Markets Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90093-SFSOI 5/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 26, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 26, 2026